Share Capital, Reserves and Retained Earnings - Summary of OCI Accumulated in Reserves, Net of Tax (Details) - EUR (€) € in Thousands	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Foreign operations translation reserve	€ (1,042)	€ 1,792	€ 2,335
Remeasurement of defined benefit plan	1,424	1,195	1,127
Total OCI	265	3,135	3,445
Owners of the Company [Member]
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Total OCI	382	2,987	3,462
Non-controlling interests [member]
Disclosure Of Share Capital Reserves And Other Equity Interest [Line Items]
Total OCI	€ (117)	€ 148	€ (17)